UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE
Report for the Calendar Quarter ended: June 30, 2011
Check here is Amendment [ ]; Amendment Number: NA
This amendment (check only one.): [] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Appleton Group Wealth Management, LLC
Address:	100 W. Lawrence St
		Third Floor Appleton, WI  54911

13-F File Number: 028-13465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral ports of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Scheffler
Title:		CCO
Phone: 		920-993-7727
Signature,	        Place,			        and Date of Signing:
Mark C. Scheffler	Appleton, Wisconsin		   August 11, 2011
Report type (Check only one.):
		[X] 13F HOLDINGS REPORT.
		[] 13F NOTICE.
		[] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	6
Form 13F Information Table Value Total:	77188

List of other included Managers:	N/A
No. 13F File Number		028-13465

FORM 13F INFORMATION TABLE
As of 06/30/2011

ISSR	   CLAS   CSIP      VAL    SH     SH PUT   INVT    OTHR  VOTING  AUTH
	     		   (000S)  AMT   PRN CAL DSCRETN  MGRS   SOLE   SHARD
SMN       EQ   74347X617   3786 223761  S	    SLE    0   223761
EEV       EQ   74347X575   7875 270246  S           SLE    0   270246
JNK       EQ   78464A417   4297 106827  S           SLE    0   106827
QQQ	  EQ   73935A104  17166 300896  S           SLE    0   300896
IYR       EQ   464287739  16571 274806  S           SLE    0   274806
IWD       EQ   464287598  17647 258455  S           SLE    0   258455